Project Assets (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Summary of Project Assets

Project assets consist of the following:

	December 31, 2015	December 31, 2014
Under development-Company as project owner	$72,405	$75,346
Under development-Company expected to be project owner upon the completion of construction*	23,321	19,849

Total project assets	95,726	95,195
Current, net of impairment loss	$35,355	$73,930
Noncurrent	$60,371	$21,265

*	All of the projects costs under this category were recorded as project assets, noncurrent.